Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 4,225	$ 4,089	$ 3,115
Selling, general and administrative	814	810	707
Research and development	255	238	191
Restructuring	6	6	45
Goodwill impairment	0	0	296
Other operating expense, net	4	1	4
Total operating expenses	3,303	3,187	3,223
Operating income (loss)	922	902	(107)
Interest expense, net	289	341	398
Foreign exchange loss (gain), net	36	(66)	309
Other non-operating expense, net	7	98	33
Total non-operating expenses	333	373	740
Income (loss) from continuing operations before provision for income taxes	589	529	(848)
Provision for income taxes	175	274	28
Income (loss) from continuing operations	414	255	(875)
Income from discontinued operations, net of tax	0	24	37
Gain on sale of discontinued operations, net of tax	0	391	0
Income from discontinued operations	0	415	37
Net income (loss)	414	670	(839)
Less: Net income attributable to non-controlling interests from continuing operations	139	190	64
Less: Net loss attributable to non-controlling interests from discontinued operations	0	(2)	(5)
Net income (loss) attributable to IGT PLC	$ 275	$ 482	$ (898)
Net income (loss) from continuing operations attributable to IGT PLC per common share - basic (in dollars per share)	$ 1.36	$ 0.32	$ (4.59)
Net income (loss) from continuing operations attributable to IGT PLC per common share - diluted (in dollars per share)	1.35	0.31	(4.59)
Net income (loss) attributable to IGT PLC per common share - basic (in dollars per share)	1.36	2.35	(4.39)
Net income (loss) attributable to IGT PLC per common share - diluted (in dollars per share)	$ 1.35	$ 2.33	$ (4.39)
Weighted average shares, basic (in shares)	201,825	204,954	204,725
Weighted average shares, diluted (in shares)	203,414	206,795	204,725
Service
Revenue	$ 3,359	$ 3,483	$ 2,640
Cost of services and product sales	1,671	1,754	1,634
Product
Revenue	866	606	476
Cost of services and product sales	$ 554	$ 377	$ 346